Organizations and Principal Activities	6 Months Ended
Jun. 30, 2023
Organizations and Principal Activities [Abstract]
ORGANIZATIONS AND PRINCIPAL ACTIVITIES
1.	ORGANIZATIONS AND PRINCIPAL ACTIVITIES

Ucommune Group Holdings Limited (“Ucommune Group”) was founded in 2018 and was incorporated in the Cayman Islands. On June 29, 2020, Orisun Acquistion Corp. (“Orisun”), a special purpose acquisition company (“SPAC”), entered into a share exchange agreement (the “Share Exchange Agreement”) with Ucommune Group. Pursuant to the Share Exchange Agreement, Ucommune International Ltd (“the Company”), which is a subsidiary wholly owned by Orisun, acquired all of the issued and outstanding ordinary shares of Ucommune Group from the shareholders of Ucommune Group by newly issuing ordinary shares of Orisun to the shareholders of Ucommune Group (“SPAC Transaction”). The SPAC Transaction was consummated on November 17, 2020. Ucommune Group’s shareholders remains the controlling financial interests of Ucommune Group after the SPAC Transaction, which was accounted for as a reverse recapitalization. In connection with the closing of the SPAC Transaction, Orisun had been ceased and Ucommune International Ltd continued as the surviving company.

Upon the consummation of the SPAC Transaction, the Company changed the authorized ordinary shares of the Company to (i) 20,000,000 Class A Ordinary Shares of a par value of US$0.002 each and (ii) 5,000,000 Class B Ordinary Shares of a par value of US$0.002 each. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to 35 votes, voting together as one class.

Ucommune International Ltd, its consolidated subsidiaries, variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively referred to as the “Group”) is primarily engaged in providing long-term leasing, on-demand and short-term leasing solutions to freelancers, start-up entrepreneurs, small medium enterprises and corporations by delivering well-furnished and fully-serviced space on a flexible basis in the People’s Republic of China (“PRC”). The individuals and enterprises registered on U bazaar, a mobile app of the Group are referred to as members.

a.	The VIE arrangements

The Company operates substantially all of its business through its VIEs including Ucommune Venture and Beijing U Bazaar. On May 20, 2019, WFOE entered into a series of contractual arrangements with Ucommune Venture, Beijing U Bazaar, and the respective equity interest holders. The series of contractual agreements include exclusive business cooperation agreement, exclusive call option agreement, equity pledge agreement, powers of attorney and spousal consent letters.

The Group believes that these contractual arrangements enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and is able to consolidate the VIEs and VIEs’ subsidiaries.

The Group’s business has been directly operated by the VIEs and their subsidiaries. As of December 31, 2022, and June 30, 2023, the VIEs and their subsidiaries accounted for an aggregate of 98.9% and 96.6%, respectively, of the Group’s consolidated total assets, and 95.5% and 97.0% respectively of the Group’s consolidated total liabilities.

The following financial information of the Company’s VIEs and VIEs’ subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2022 and June 30, 2023 and for the six months ended June 30, 2022 and 2023 was included in the accompanying condensed consolidated financial statements:

	As of December 31,	As of June 30,
	2022	2023
		RMB	USD
	RMB	(Unaudited)	(Note 2d)
Cash and cash equivalents	46,886	45,851	6,323
Other current assets	316,832	247,577	34,142
Total current assets	363,718	293,428	40,465
Property and equipment, net	131,291	88,743	12,238
Right-of-use assets, net	319,263	204,298	28,174
Other non-current assets	213,182	137,741	18,995
Total non-current assets	663,736	430,782	59,407
TOTAL ASSETS	1,027,454	724,210	99,872
Accounts payable	273,813	227,068	31,314
Lease liabilities, current	162,791	88,795	12,245
Other current liabilities	318,570	249,311	34,382
Total current liabilities	755,174	565,174	77,941
Lease liabilities, non-current	153,298	121,194	16,713
Other non-current liabilities	9,297	9,275	1,279
Total non-current liabilities	162,595	130,469	17,992
Total liabilities	917,769	695,643	95,933

	For the Six Months Ended June 30,
	2022	2023	2023
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Note 2d)
Net revenues	283,515	270,102	37,249
Net loss	(198,796)	(50,016)	(6,898)
Net cash (used in)/ provided by operating activities	(14,274)	22,125	3,051
Net cash used in investing activities	(33,060)	(4,668)	(644)
Net cash used in financing activities	(17,952)	(18,492)	(2,550)

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations. No creditors (or beneficial interest holders) of the VIEs have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIE through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

b.	Recent development

Novel coronavirus (COVID-19) was first found in December of 2019. Subsequently, COVID-l9 spread rapidly around the world. To reduce the impacts of the pandemic, the governments of many countries implemented measures such as quarantines, travel restrictions, and the temporary restrictions of business activities. This has resulted in a material and negative effect on the economy and rental market in China and caused significant loss of our business, decrease in our occupancy rates, closure of unprofitable spaces in operation during the year 2022 and in the first half of 2023, which in turn resulted in a decrease in our revenue.

The COVID-19 pandemic has created unique global and industry-wide challenges, including challenges to many aspects of our business. Substantially all of our revenues and workforce are concentrated in China. Our financial position, results of operations and cash flows could be adversely affected to the extent that the outbreak harms the Chinese economy in general.